Financial Instruments - Schedule of Financial Instruments (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Dec. 07, 2008	Jun. 30, 2025	Dec. 31, 2024
Derivative warrants [Member] | Level 1 of fair value hierarchy [member]
Financial liabilities:
Classification	FVTPL
Financial liabilities		R$ 4,637	R$ 7,663
Exposure premium - debentures [Member] | Level 3 of fair value hierarchy [member]
Financial liabilities:
Classification	FVTPL
Financial liabilities		2,940	2,940
Deferred consideration on acquisitions [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities		266,577	277,183
Loans and financing [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities		1,259	2,887
Debentures [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities		20,697	40,740
Related Parties [Member]
Financial liabilities:
Classification	Amortized cost
Financial liabilities		R$ 1,252	R$ 1,078